January 21, 2010

Mark C. Amorosi

D 202.778.9351

F 202.778.9100

mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 70 to the Registration
Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 70 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Prospectus and Statement of Additional Information for the AXA Tactical Manager Portfolios, as well as the Part C included in the Post-Effective-Amendment, are marked to show changes from Post-Effective Amendment No. 69, which was filed with the U.S. Securities and Exchange Commission (“SEC”) on May 27, 2009. The Prospectus and Statement of Additional Information for the AXA Strategic Allocation Series Portfolios are marked to show changes from Post-Effective Amendment No. 64 to the Trust’s Registration Statement, which was filed with the SEC on March 16, 2009. The other Prospectuses and Statement of Additional Information included in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 68, which was filed with the SEC on April 29, 2009.

The Post-Effective Amendment is being filed to amend the Trust’s Registration Statement to comply with amendments to Form N-1A recently adopted by the SEC, to include information regarding investment strategy changes for certain Portfolios as well as new sub-advisers for certain Portfolios, to include new exhibits and other information not previously filed and to make other minor clarifying, updating and stylistic changes.

The Post-Effective Amendment is scheduled to become effective on April 11, 2010. We would appreciate receiving any comments by March 5, 2010. The Trust would respond to

U.S. Securities and Exchange Commission

any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Andrea Ottomanelli Magovern at (202) 778-9178 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
William MacGregor, Esq.
AXA Equitable Life Insurance Company

Clifford J. Alexander, Esq.
Andrea Ottomanelli Magovern, Esq.
K&L Gates LLP